Net (loss) / income per share attributable to the Company	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Net (loss) / income per share attributable to the Company

3. Net income / (loss) per share attributable to the Company

The following table sets forth the computation of the Company’s basic and diluted net income / (loss) per share attributable to the Company. The weighted average shares calculation for three and nine months ended September 30, 2022 and 2021, reflects the outstanding common shares of Paysafe Ltd from the closing date of the Transaction.

The Company uses the treasury stock method of calculating diluted net income / (loss) per share attributable to the Company. For the three months ended September 30, 2022, the denominator used in the calculation of diluted net income per share attributable to the

Company has been adjusted to include the dilutive effect of the Company's restricted stock awards. We excluded all potentially dilutive warrants and LLC units as the effect was antidilutive.

For the three months ended September 30, 2021 and the nine months ended September 30, 2022 and 2021 we excluded all potentially dilutive restricted stock units, warrants and LLC units in calculating diluted net income / (loss) per share attributable to the Company as the effect was antidilutive.

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Numerator
Net income / (loss) attributable to the Company - basic	$978	$(147,200)	$(1,828,944)	$(201,250)
Net income / (loss) attributable to the Company - diluted	$978	$(147,200)	$(1,828,944)	$(201,250)
Denominator
Weighted average shares – basic	727,109,521	723,712,382	725,660,450	723,712,382
Weighted average shares – diluted	727,952,799	723,712,382	725,660,450	723,712,382
Net income / (loss) per share attributable to the Company
Basic	$0.00	$(0.20)	$(2.52)	$(0.28)
Diluted	$0.00	$(0.20)	$(2.52)	$(0.28)